Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended			9 Months Ended			12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021		Sep. 30, 2022	Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash flows - operating activities
Net Loss for the period		$ (9,156)	$ (7,766)	[1]	$ (11,631)	$ (11,738)		$ (18,022)		$ (18,524)		$ (423)
Adjustments:
Depreciation and amortization		722	278	[1]	1,099	479		680		213		21
Change in fair value of derivative		0	(311)	[1]	(2,100)	(312)		(316)		(36)		14
Change in fair value of other investment		(80)	(90)	[1]	(99)	(138)		(193)		(74)		0
Net foreign exchange expenses		(982)	485	[1]	(901)	411		1,279		0		0
Interest expense over lease liabilities		137	1	[1]	250	7		9		5		1
Interest income over short term deposits					(73)	0		0
Share-based payment expenses		1,048	2,313	[1]	1,092	2,829		3,965		3,958		0
Public listing expenses								0		10,164		0
Changes in asset and liability items:
Decrease (increase) in receivables		257	(782)	[1]	1,790	(1,523)		(2,351)		5		(36)
Increase (decrease) in trade payables		224	3	[1]	315	(309)		(97)		126		66
Increase in other payables		382	821	[1]	413	682		1,095		336		185
Net cash from (used in) operating activities		(7,448)	(5,048)	[1]	(9,845)	(9,612)		(13,951)
Net cash from (used in) operating activities								(13,960)		(3,832)		(173)
Cash flows - investment activities
Acquisition of fixed assets		(2,341)	(902)	[1]	(2,686)	(1,124)		(1,828)		(681)		(126)
Increase in restricted deposit		(20)	(337)	[1]	(20)	(337)		(337)		(6)		(41)
Loan provided		0	(367)	[1]	0	(367)		(367)		0		(86)
Proceeds on account of other investment	[1]	73	73		110	111		149
Interest received over short term deposits					73	0		0
Acquisition of other investments, net of cash acquired		(188)	(4,848)	[1]	(188)	(5,685)		(6,808)		(1,188)		0
Net cash used in investing activities		(2,476)	(6,381)	[1]	(2,711)	(7,402)		(9,191)
Net cash used in investing activities								(9,340)		(1,875)		(253)
Cash flows - financing activities
Proceeds from issuance of shares and warrants		0	29,281	[1]	2,005	29,281		29,281		14,887		1,670
Issuance costs		0	(3,283)	[1]	(657)	(3,283)		(3,283)		(819)		(8)
Repayment of liability for lease		(230)	(134)	[1]	(316)	(222)		(346)		(140)		(14)
Repayment of interest over liability of lease		(137)	(1)	[1]	(250)	(7)		(9)
Proceeds on account of other investment								149		71		0
Proceeds on account of capital issuance								0		222		0
Proceeds with regard to derivative					4,495	0		0		348		0
Proceeds from exercise of share options		53	3,196	[1]	53	3,196		3,222		2,776		0
Net cash from financing activities		(314)	29,059	[1]	5,330	28,965		28,865
Net cash from financing activities								29,023		17,345		1,648
Increase in cash and cash equivalents		(10,238)	17,630	[1]	(7,226)	11,951		5,723		11,638		1,222
Effect of exchange differences on cash and cash equivalents		(504)	(549)	[1]	(747)	(66)		(103)		644		21
Cash and cash equivalents at the beginning of the period:		19,176	13,556	[1]	19,176	13,556	[1]	13,556	[1]	1,274		31
Cash balance and cash equivalents at end of period		8,434	30,637	[1]	11,203	25,441		19,176		13,556	[1]	1,274
Non cash activities
Purchase of fixed assets		237	21	[1]	4	188		57		143		1
Issue of shares and options against intangible asset		$ 0	$ 4,359	[1]	$ 0	$ 4,359		$ 6,332		$ 0		$ 222

[1]	Reclassified